GUARANTOR SUBSIDIARIES FINANCIAL STATEMENTS - Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 158.8		$ 98.5	$ 148.9
Trade and other receivables	3.4		24.3
Inventories	133.4		181.0
Other financial assets	8.5		7.4
Other assets	97.5		118.0
Current receivables due from related parties	0.0		0.0
Current assets	401.6		429.2
Non-current assets:
Property, plant and equipment	5,952.9		6,696.4
Goodwill and other intangible assets	392.2		399.8
Investments in associates	120.3		146.0	0.0
Deferred tax assets	80.8		88.5
Other financial assets	15.2		18.9
Other assets	154.2		234.1
Non-current receivables due from related parties	0.0		0.0
Total assets	7,117.2	$ 43.3	8,012.9
Current liabilities:
Trade and other current payables	219.5		294.8
Income taxes payable	18.3		32.5
Other financial liabilities	131.1		62.3
Other provisions and liabilities	39.5		106.8
Intercompany payables	0.0		0.0
Current liabilities	408.4		496.4
Non-current liabilities:
Long-term debt	991.7		1,756.8
Environmental rehabilitation provision	214.7		241.2
Deferred tax liabilities	1,041.4		1,129.3
Other financial liabilities	98.0		76.0
Deferred tax liabilities	143.1		289.2
Non-current payables to related parties	0.0		0.0
Total liabilities	2,897.3	$ 43.5	3,988.9
Equity
Equity attributable to Yamana Gold Inc. equity holders	4,185.2		3,989.3
Non-controlling interests	34.7		34.7
Total equity	4,219.9		4,024.0	4,430.9
Total liabilities and equity	7,117.2		8,012.9
Reportable Legal Entities | Yamana Gold Inc. (parent)
Current assets:
Cash and cash equivalents	121.3		67.6	98.2
Trade and other receivables	0.6		14.5
Inventories	9.3		6.7
Other financial assets	4.6		3.6
Other assets	3.2		2.4
Current receivables due from related parties	0.0		0.0
Current assets	139.0		94.8
Non-current assets:
Property, plant and equipment	78.1		73.7
Goodwill and other intangible assets	28.4		31.5
Investments in associates	4,936.7		4,824.1
Deferred tax assets	64.1		72.6
Other financial assets	9.1		9.9
Other assets	0.0		0.0
Non-current receivables due from related parties	211.6		1,069.9
Total assets	5,467.0		6,176.5
Current liabilities:
Trade and other current payables	33.7		61.1
Income taxes payable	0.0		0.0
Other financial liabilities	76.1		5.9
Other provisions and liabilities	1.3		59.6
Intercompany payables	151.1		282.0
Current liabilities	262.2		408.6
Non-current liabilities:
Long-term debt	991.7		1,756.8
Environmental rehabilitation provision	0.0		0.0
Deferred tax liabilities	(1.1)		2.3
Other financial liabilities	29.0		19.5
Deferred tax liabilities	0.0		0.0
Non-current payables to related parties	0.0		0.0
Total liabilities	1,281.8		2,187.2
Equity
Equity attributable to Yamana Gold Inc. equity holders	4,185.2		3,989.3
Non-controlling interests	0.0		0.0
Total equity	4,185.2		3,989.3
Total liabilities and equity	5,467.0		6,176.5
Reportable Legal Entities | Guarantor subsidiaries
Current assets:
Cash and cash equivalents	5.8		9.5	16.8
Trade and other receivables	1.4		2.2
Inventories	59.6		56.9
Other financial assets	0.0		0.0
Other assets	22.5		32.6
Current receivables due from related parties	79.4		(10.5)
Current assets	168.7		90.7
Non-current assets:
Property, plant and equipment	1,910.3		1,904.7
Goodwill and other intangible assets	1.2		4.0
Investments in associates	516.5		494.1
Deferred tax assets	6.1		9.4
Other financial assets	1.2		1.9
Other assets	9.7		21.4
Non-current receivables due from related parties	922.9		1,193.2
Total assets	3,536.6		3,719.4
Current liabilities:
Trade and other current payables	94.7		102.2
Income taxes payable	15.4		(2.9)
Other financial liabilities	37.7		1.5
Other provisions and liabilities	8.5		10.2
Intercompany payables	0.0		0.0
Current liabilities	156.3		111.0
Non-current liabilities:
Long-term debt	0.0		0.0
Environmental rehabilitation provision	111.8		88.8
Deferred tax liabilities	264.2		259.9
Other financial liabilities	45.6		32.3
Deferred tax liabilities	41.0		36.2
Non-current payables to related parties	1,461.5		1,630.5
Total liabilities	2,080.4		2,158.7
Equity
Equity attributable to Yamana Gold Inc. equity holders	1,456.2		1,560.7
Non-controlling interests	0.0		0.0
Total equity	1,456.2		1,560.7
Total liabilities and equity	3,536.6		3,719.4
Reportable Legal Entities | Non-guarantors
Current assets:
Cash and cash equivalents	31.7		21.4	33.9
Trade and other receivables	1.4		7.6
Inventories	64.5		117.4
Other financial assets	3.9		3.8
Other assets	71.8		83.0
Current receivables due from related parties	71.7		292.5
Current assets	245.0		525.7
Non-current assets:
Property, plant and equipment	3,964.5		4,718.0
Goodwill and other intangible assets	362.6		364.3
Investments in associates	0.0		0.0
Deferred tax assets	10.6		6.5
Other financial assets	4.9		7.1
Other assets	144.5		212.7
Non-current receivables due from related parties	0.0		0.0
Total assets	4,732.1		5,834.3
Current liabilities:
Trade and other current payables	91.1		131.5
Income taxes payable	2.9		35.4
Other financial liabilities	17.3		54.9
Other provisions and liabilities	29.7		37.0
Intercompany payables	0.0		0.0
Current liabilities	141.0		258.8
Non-current liabilities:
Long-term debt	0.0		0.0
Environmental rehabilitation provision	102.9		152.4
Deferred tax liabilities	778.3		867.1
Other financial liabilities	23.4		24.2
Deferred tax liabilities	102.1		253.0
Non-current payables to related parties	(327.0)		632.6
Total liabilities	820.7		2,188.1
Equity
Equity attributable to Yamana Gold Inc. equity holders	3,876.7		3,611.5
Non-controlling interests	34.7		34.7
Total equity	3,911.4		3,646.2
Total liabilities and equity	4,732.1		5,834.3
Eliminations and reclassifications
Current assets:
Cash and cash equivalents	0.0		0.0	$ 0.0
Trade and other receivables	0.0		0.0
Inventories	0.0		0.0
Other financial assets	0.0		0.0
Other assets	0.0		0.0
Current receivables due from related parties	(151.1)		(282.0)
Current assets	(151.1)		(282.0)
Non-current assets:
Property, plant and equipment	0.0		0.0
Goodwill and other intangible assets	0.0		0.0
Investments in associates	(5,332.9)		(5,172.2)
Deferred tax assets	0.0		0.0
Other financial assets	0.0		0.0
Other assets	0.0		0.0
Non-current receivables due from related parties	(1,134.5)		(2,263.1)
Total assets	(6,618.5)		(7,717.3)
Current liabilities:
Trade and other current payables	0.0		0.0
Income taxes payable	0.0		0.0
Other financial liabilities	0.0		0.0
Other provisions and liabilities	0.0		0.0
Intercompany payables	(151.1)		(282.0)
Current liabilities	(151.1)		(282.0)
Non-current liabilities:
Long-term debt	0.0		0.0
Environmental rehabilitation provision	0.0		0.0
Deferred tax liabilities	0.0		0.0
Other financial liabilities	0.0		0.0
Deferred tax liabilities	0.0		0.0
Non-current payables to related parties	(1,134.5)		(2,263.1)
Total liabilities	(1,285.6)		(2,545.1)
Equity
Equity attributable to Yamana Gold Inc. equity holders	(5,332.9)		(5,172.2)
Non-controlling interests	0.0		0.0
Total equity	(5,332.9)		(5,172.2)
Total liabilities and equity	$ (6,618.5)		$ (7,717.3)